J.P. MORGAN INSTITUTIONAL MONEY MARKET FUNDS
J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND

Supplement dated March 2, 1998 to the prospectuses dated February 2, 1998

1. The following supersedes and replaces "Annual Fund Operating Expenses", the second sentence of the corresponding footnote number 1, and the "Example" under "Investor Expenses" in the prospectuses:

Annual Fund Operating Expenses\1\(%)

         Management fees\2\
         (after expense reimbursement)............0.12
         Marketing (12b-1) fees...................None
         Other expenses\2\
         (after expense reimbursement)............None
         Total operating expenses\2\
         (after expense reimbursement)............0.12

     \1\This table shows the fund's estimated expenses and its share of estimated master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's estimated average net assets after reimbursement for ordinary expenses over 0.12%.

Expense Example

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

         Your cost($)
         1 Yr..................................$1
         3 Yrs.................................$6

     2. The following is added at the end of footnote number 2 to "Annual Fund Operating Expenses" in the prospectuses:

        See "Management and Administration".


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J.P. MORGAN INSTITUTIONAL SERVICE MONEY MARKET FUNDS
J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
Supplement dated March 2, 1998 to the prospectuses dated February 2, 1998

1. The following supersedes and replaces "Annual Fund Operating Expenses", the second sentence of the corresponding footnote number 1, and the "Example" under "Investor Expenses" in the prospectuses:

Annual Operating Expenses\1\(%)

         Management fees\2\
         (after expense reimbursement.............0.12
         Marketing (12b-1) fees...................None
         Other expenses\2\
         (after expense reimbursement)............None
         Service fees\3\..........................0.25
         Total operating expenses\2\
         (after expense reimbursement)............0.37

     \1\This table shows the fund's estimated expenses and its share of estimated master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's estimated average net assets after reimbursement for ordinary expenses over 0.37%.

Expense Example

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

         Your cost($)
         1 Yr..................................$ 4
         3 Yrs.................................$14

     2. The following is added at the end of footnote number 2 to "Annual Fund Operating Expenses" in the prospectuses:


        See "Management and Administration".